International Theme Parks	12 Months Ended
Sep. 29, 2018
Equity Method Investments and Joint Ventures [Abstract]
International Theme Parks
International Theme Parks
The Company has a 47% ownership interest in the operations of Hong Kong Disneyland Resort and a 43% ownership interest in the operations of Shanghai Disney Resort (together, the Asia Theme Parks), which are both VIEs consolidated in the Company’s financial statements. See Note 2 for the Company’s policy on consolidating VIEs. Disneyland Paris was also a consolidated VIE until the Company acquired 100% ownership of Disneyland Paris in June 2017. Given our 100% ownership, the Company will continue to consolidate Disneyland Paris’ financial results. The Asia Theme Parks and Disneyland Paris are collectively referred to as the International Theme Parks.
The following table summarizes the carrying amounts of the International Theme Parks’ assets and liabilities included in the Company’s consolidated balance sheets as of September 29, 2018 and September 30, 2017:

	2018	2017
Cash and cash equivalents	$834	$843
Other current assets	400	376
Total current assets	1,234	1,219
Parks, resorts and other property	8,973	9,403
Other assets	103	111
Total assets (1)	$10,310	$10,733

Current liabilities	$921	$1,163
Borrowings - long-term	1,106	1,145
Other long-term liabilities	382	371
Total liabilities (1)	$2,409	$2,679

(1)
The total assets of the Asia Theme Parks were $8 billion at both September 29, 2018 and September 30, 2017 including parks, resorts and other property of $7 billion. The total liabilities of the Asia Theme Parks were $2 billion at both September 29, 2018 and September 30, 2017.

The following table summarizes the International Theme Parks’ revenues and costs and expenses included in the Company’s consolidated statement of income for fiscal 2018:

Revenues	$3,834
Costs and expenses	(3,649)
Equity in the loss of investees	(76)

Asia Theme Parks’ royalty and management fees of $178 million for fiscal 2018 are eliminated in consolidation but are considered in calculating earnings allocated to noncontrolling interests.
International Theme Parks’ cash flows included in the Company’s fiscal 2018 consolidated statement of cash flows were $915 million generated from operating activities, $689 million used in investing activities and $72 million generated in financing activities. Approximately two-thirds of cash flows generated from operating activities and used in investing activities were for the Asia Theme Parks.
Disneyland Paris
During fiscal 2017, the Company acquired the outstanding 19% interest in Disneyland Paris for $250 million of cash and 1.36 million shares of the Company’s common shares, valued at $150 million.
Hong Kong Disneyland Resort
The Government of the Hong Kong Special Administrative Region (HKSAR) and the Company have a 53% and a 47% equity interest in Hong Kong Disneyland Resort, respectively.
The Company and HKSAR have both provided loans to Hong Kong Disneyland Resort with outstanding balances of $143 million each. The interest rate is three month HIBOR plus 2%, and the maturity date is September 2025 for the majority of the borrowings. The Company’s loan is eliminated in consolidation.
The Company has provided Hong Kong Disneyland Resort with a revolving credit facility of HK $2.1 billion ($269 million), which bears interest at a rate of three month HIBOR plus 1.25% and matures in December 2023. There is no outstanding balance under the line of credit at September 29, 2018.
Hong Kong Disneyland is undergoing a multi-year expansion estimated to cost HK $10.9 billion ($1.4 billion) that will add a number of new guest offerings, including two new themed areas by 2023. The Company and HKSAR have agreed to fund the expansion on an equal basis through equity contributions, which totaled $144 million in fiscal 2018.
HKSAR has the right to receive additional shares over time to the extent Hong Kong Disneyland Resort exceeds certain return on asset performance targets. The amount of additional shares HKSAR can receive is capped on both an annual and cumulative basis and could decrease the Company’s equity interest by up to an additional 7 percentage points over a period no shorter than 14 years. Assuming HK $10.9 billion is contributed in the expansion, the impact to the Company’s equity interest would be limited to 4 percentage points.
Shanghai Disney Resort
Shanghai Shendi (Group) Co., Ltd (Shendi) and the Company have 57% and 43% equity interests in Shanghai Disney Resort, respectively. A management company, in which the Company has a 70% interest and Shendi a 30% interest, operates Shanghai Disney Resort.
The Company has provided Shanghai Disney Resort with loans totaling $802 million, bearing interest at rates up to 8% and maturing in 2036, with early repayment permitted. In addition, the Company has an outstanding balance of $191 million due from Shanghai Disney Resort primarily related to royalties. The Company has also provided Shanghai Disney Resort with a $157 million line of credit bearing interest at 8%. There is no outstanding balance under the line of credit at September 29, 2018. These balances are eliminated in consolidation.
Shendi has provided Shanghai Disney Resort with loans totaling 7.0 billion yuan (approximately $1.0 billion), bearing interest at rates up to 8% and maturing in 2036, with early repayment permitted. Shendi has also provided Shanghai Disney Resort with a 1.4 billion yuan (approximately $199 million) line of credit bearing interest at 8%. There is no outstanding balance under the line of credit at September 29, 2018.